Share-based Payments - Additional Information (Detail) $ / shares in Units, pure in Thousands, $ in Thousands, $ in Thousands				12 Months Ended
	May 10, 2016	Jul. 21, 2015	Nov. 12, 2014 $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Par value				$ 10
Compensation expenses				$ 41,043	$ 1,341	$ 123,021	$ 356,463
Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares available for issuance | shares			17,300,000
Par value			$ 10
Granting price			$ 0
Number of shares issued	1,548	15,752